Revenue and other income (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of Revenues and Other Income
The following table summarizes the Company’s revenue and other income per category for the six-month period ended June 30, 2024 and 2023:

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Services	3,787	—
Other sales	2,376	—
Total revenue	6,163	—
Research tax credit	2,334	1,604
Subsidies	36	202
Other	756	1,487
Total other income	3,126	3,293
Total revenue and other income	9,289	3,293